STOCKHOLDERS’ EQUITY	3 Months Ended	12 Months Ended
	Apr. 30, 2026	Jan. 31, 2026
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 6 – STOCKHOLDERS’ EQUITY

Preferred Stock

The Company has authorized share capital of 10,000,000 shares of preferred stock with par value of $0.001.

On January 12, 2024, we entered into Unit Subscription Purchase Agreements (“Subscription Agreements”) with purchasers for an aggregate of 23 (“Units”) at a price of $12,000 per Unit. Each Unit comprised of one (1) share of Series A Convertible Non-Voting Preferred Stock, $0.001 par value per share (the “Series A Preferred Stock”), and (ii) 3,125 common stock purchase warrants (the “Warrants”). The rights and preferences of the Series A Preferred Stock, include without limitation, the right of each holder thereof to convert each share of Series A Preferred Stock into 2,500 shares of the Company’s common stock, par value $0.001 par value per share as set forth in the Certificate of Designation of Series A Convertible Non-Voting Preferred Stock (the “Certificate of Designation”). The Warrant holders have the right to exercise the Warrants for three (3) years at an exercise price of $4.80 per share of common stock. The Units were offered and sold in reliance upon exemptions from the registration requirements provided by Section 4(a)(2) of the Securities Act of 1933, as amended, and/or Rule 506(b) of Regulation D promulgated thereunder. The Company has agreed to file a registration statement to cover the re-sale of the shares of Common Stock issuable upon the conversion of the Series A Preferred Stock, and upon the exercise of the Warrants. The Company intends to utilize the net proceeds from the sale of the Units in the Offering for working capital and general corporate purposes.

The warrants issued through January 31, 2024, had a Black-Scholes fair value of $156,746 for the 56,250 warrants issued.

Stock price	$1.40 – 4.00
Exercise price	$4.80
Expected volatility	521 -1,042%
Expected term (years)	3
Risk free rate	4.05 – 4.45%
Dividends	0%

Between February 2024 and January 2025, we entered into Subscription Agreements with certain accredited investors (each, a “Subscriber” and collectively, the “Subscribers”), pursuant to which the Company offered and sold to the Subscribers in a private placement offering (the “Offering”), Units for a purchase price of $12,000 per Unit, for gross proceeds of $2,084,040. Each Unit consists of one (1) share of the Company’s Series A Preferred Stock, and (ii) 3,125 Warrants. Each share of Series A Preferred Stock converts into 2,500 shares of the Company’s common stock. The Warrant entitles the holders to shares of common stock for three (3) years, at an exercise price of $4.80 per share.

Between August 6, 2025, and October 16, 2025, all shareholders of Series A Preferred Stock converted their collective 196.67 shares into 491,667 shares of Common Stock.

As of April 30, 2026 and January 31, 2026, the Company had 0 and 196.67 shares of Series A Preferred Stock issued and outstanding, respectively.

Common Stock

The Company has authorized share capital consisting of 500,000,000 shares of common stock with par value of $0.001.

On February 24, 2025, a warrant holder exercised a warrant for 11,250 shares of common stock for $54,000.

On March 25, 2025, a warrant holder exercised a warrant for 11,250 shares of common stock for $54,000.

On April 30, 2025, Brodkey and Scannell elected to convert accrued compensation of $42,500 and $87,500 into 7,083 and 14,583 shares of common stock, respectively. Additionally, other parties converted $147,500 of accrued compensation into 52,900 shares of common stock.

On May 16, 2025, a warrant holder exercised a warrant for 11,250 shares of common stock for $54,000. The conversion rate was $4.80 per share.

On May 30, 2025, a vendor converted a payable for $50,000 into 10,417 shares of common stock. The conversion rate was $4.80 per share.

On June 17, 2025, a vendor converted a payable for $150,000 into 31,250 shares of common stock. The conversion rate was $4.80 per share.

On July 25, 2025, a vendor was issued 41,667 shares of common stock valued at $200,000 for services. The conversion rate was $4.80 per share.

On July 31, 2025, Mr. Brodkey and Mr. Scannell elected to convert accrued compensation of $42,500 and $87,500 into 6,071 and 12,500 shares of common stock, respectively. Additionally, other parties converted $67,500 of accrued compensation into 9,643 shares of common stock. The conversion rate was $7.00 per share.

On August 18, 2025, Mr. Rudofsky exercised 8,333 warrants for 8,333 shares of common stock at an exercise price of $3.00.

On October 13, 2025, a consultant with a balance due in combined expenses and compensation of $46,048 utilized those payables for the value of the exercise price of warrants. The actual warrants (with an exercise price of $3.00) exercised was 23,812 into the same amount of shares of common stock. The value of the exercise price was $71,464. The Company incorrectly duplicated the open payable for compensation, which was converted into common stock on October 31, 2025. The duplication was $25,416 which was recorded as an other receivable at October 31, 2025, which will be offset with future compensation.

On October 31, 2025, Brodkey and Scannell elected to convert accrued compensation of $42,500 and $87,500 into 6,037 and 12,429 shares of common stock, respectively. Additionally, other parties converted $67,500 of accrued compensation into 9,588 shares of common stock. The conversion rate was $7.04 per share.

On December 15, 2025, the Company issued 29,167 shares of common stock to its legal counsel. The shares were valued at $140,000.

On December 20, 2025, 6,842 shares of common stock were issued for round up as part of the reverse split.

On December 23, 2025, Mr. Rudofsky exercised 8,333 warrants for 8,333 shares of common stock at an exercise price of $3.00.

On January 15, 2026, the Company issued a third party 6,666 shares of common stock as an incentive for financing.

On January 16, 2026, the Company issued a third party 13,333 shares of common stock as an incentive for financing.

On January 16, 2026, the Company issued a third party 3,333 shares of common stock as an incentive for financing.

On January 31, 2026, Brodkey and Scannell elected to convert accrued compensation of $42,500 and $87,500 into 5,445 and 12,284 shares of common stock, respectively. Additionally, other parties converted $51,667 of accrued compensation into 8,575 shares of common stock. The conversion rate was $7.10 per share.

On March 3, 2026, the Company issued 10,000 shares of common stock to a consultant.

As of April 30, 2026, and January 31, 2026, the Company had 13,948,917 and 13,938,917 shares issued, issuable, and outstanding, respectively.

Options

On January 23, 2023, as part of the RTO, the Company accepted the assignment of the stock options for common stock from ICUMO to the Company, as consented by the parties. The Company has 1,356,750 options issued to various officers, directors, and employees, based on milestones. As of January 31, 2026, and 2025, 1,132,300 and 60,300 options are vested. The exercise price for the options is $2.50, and they expire on December 31, 2027. The Company recognized $378,496 during the period ended January 31, 2025, in stock-based compensation expense related to the estimated vesting of these options. As of January 31, 2026, none of the remaining milestones necessary for these options to vest have been met. The remaining additional compensation to be recognized as these options vest is approximately $568,000 during fiscal 2027 based on the current estimated time to reach the milestones.

The remaining vesting milestones required to be met are (1) obtaining an updated PEA, (2) an uplist of the Company’s common stock to a national exchange and (3) the successful raising of $5 million or more in new capital. Each of these milestones vest an additional 20% of the options upon being met and were estimated to have a 50% probability of being met as of January 31, 2026. Management reviews the estimate of meeting each probability as well as the related timing at each reporting period.

On March 3, 2026, the Company issued Rudofsky, Brodkey and Scannell 268,000, 268,000 and 268,000 options for common stock, respectively. The options have an exercise price of $8.00, expire on September 30, 2032, and are fully vested.

As of April 30, 2026, the Company had 1,356,750 options outstanding with an exercise price of $2.50, to Brodkey, Scannell, and a former officer, each with 402,000 options. In addition, a former director of the Company holds 134,000 options and an independent consultant holds 16,750 options.

Warrants

On March 28, 2024, the Company issued 508,344 warrants for shares of common stock as part of financing. The warrants have an exercise price of $4.80 and expire on March 28, 2027.

On June 7, 2024, the Company issued 37,500 warrants for shares of common stock as part of financing. The warrants have an exercise price of $4.80 and expire on June 7, 2027.

On August 10, 2025, the Company issued Scannell 10,000 warrants for 10,000 shares of common stock at an exercise price of $4.80. The warrants were issued as compensation.

On August 12, 2025, the Company issued to a third party 1,250 warrants for 1,250 shares of common stock at an exercise price of $4.80. The warrants were issued as compensation.

On August 12, 2025, the Company issued to a third party 1,250 warrants for 1,250 shares of common stock at an exercise price of $4.80. The warrants were issued as compensation.

On February 24, 2025, 11,250 warrants were exercised at $4.80 for $54,000.

On March 25, 2025, 11,250 warrants were exercised at $4.80 for $54,000.

 On May 16, 2025, 11,250 warrants were exercised at $4.80 for $54,000.

On August 18, 2025, 8,333 warrants were exercised at $3.00 for $25,000.

On October 13, 2025, a consultant with a balance due in combined expenses and compensation of $46,048 utilized those payables for the value of the exercise price of warrants. The actual warrants (with an exercise price of $3.00) exercised was 23,812 into the same amount of shares of common stock. The value of the exercise price was $71,464. The Company incorrectly duplicated the open payable for compensation, which was converted into common stock on October 31, 2025. The duplication was $25,416 which was recorded as an other receivable at October 31, 2025, which will be offset with future compensation.

On December 22, 2025, 6,667 warrants with an exercise price of $7.50 were issued as an incentive for financing.

On December 22, 2025, 3,333 warrants with an exercise price of $7.50 were issued as an incentive for financing.

On December 23, 2025, 8,333 warrants were exercised at $3.00 for $25,000.

On January 16, 2026, 4,000 warrants with an exercise price of $7.50 were issued as an incentive for financing.

On January 16, 2026, 4,000 warrants with an exercise price of $7.50 were issued as an incentive for financing.

On March 9, 2026, 29,500 warrants with an exercise price of $3.00 were issued to Rudofsky as compensation.

On March 20, 2026, the Company issued Rudofsky, Brodkey and Scannell 83,750, 65,600 and 134,000 warrants, respectively. The exercise price is $8.00, and the warrants expire on January 16, 2028.

As of April 30, 2026, the Company had 1,726,777 warrants outstanding with an exercise price of $3.00, 54,674 warrants outstanding with an exercise price of $4.60, 577,094 warrants outstanding with an exercise price of $4.80 (see Note 3), 266,958 warrants outstanding with an exercise price of $7.50, and 283,350 warrants outstanding with an exercise price of $8.00. The schedule of outstanding warrants as of April 30, 2026, is as follows:

Exercise	Expiration		Exercise Price
Price	Date	Quantity	$3.00	$4.60	$4.80	$7.50	$8.00
$3.00	5/11/27	10,720	10,720
$3.00	11/29/27	1,535,807	1,535,807
$3.00	12/10/27	150,750	150,750
$3.00	3/9/29	29,500	29,500
$4.60	5/8/26	54,674		54,674
$4.80	11/17/26	6,250			6,250
$4.80	12/8/26	6,250			6,250
$4.80	12/11/26	3,125			3,125
$4.80	3/28/27	508,344			508,344
$4.80	6/7/27	37,500			37,500
$4.80	9/5/27	3,125			3,125
$4.80	8/10/28	10,000			10,000
$4.80	8/12/28	2,500			2,500
$7.50	12/22/28	10,000				10,000
$7.50	1/16/29	8,000				8,000
$7.50	1/16/29	248,958				248,958
$8.00	1/16/28	283,350					283,350
		2,908,853	1,726,777	54,674	577,094	266,958	283,350

Stock-based Compensation Expense

The Company recognizes stock-based compensation using the straight-line method over the requisite service period or derived service period. The Company recognized stock-based compensation for the three months ended April 30, 2026, and 2025 of $345,000 and $277,500, respectively.

NOTE 6 – STOCKHOLDERS’ EQUITY

Preferred Stock

The Company has authorized share capital of 10,000,000 shares of preferred stock with par value of $0.001.

On January 12, 2024, we entered into Unit Subscription Purchase Agreements (“Subscription Agreements”) with purchasers for an aggregate of 23 (“Units”) at a price of $12,000 per Unit. Each Unit comprised of one (1) share of Series A Convertible Non-Voting Preferred Stock, $0.001 par value per share (the “Series A Preferred Stock”), and (ii) 3,125 common stock purchase warrants (the “Warrants”). The rights and preferences of the Series A Preferred Stock, include without limitation, the right of each holder thereof to convert each share of Series A Preferred Stock into 2,500 shares of the Company’s common stock, par value $0.001 par value per share as set forth in the Certificate of Designation of Series A Convertible Non-Voting Preferred Stock (the “Certificate of Designation”). The Warrant holders have the right to exercise the Warrants for three (3) years at an exercise price of $4.80 per share of common stock. The Units were offered and sold in reliance upon exemptions from the registration requirements provided by Section 4(a)(2) of the Securities Act of 1933, as amended, and/or Rule 506(b) of Regulation D promulgated thereunder. The Company has agreed to file a registration statement to cover the re-sale of the shares of Common Stock issuable upon the conversion of the Series A Preferred Stock, and upon the exercise of the Warrants. The Company intends to utilize the net proceeds from the sale of the Units in the Offering for working capital and general corporate purposes.

The warrants issued through January 31, 2024, had a Black-Scholes fair value of $156,746 for the 56,250 warrants issued.

Stock price	$1.40 – 4.00
Exercise price	$4.80
Expected volatility	521 -1,042%
Expected term (years)	3
Risk free rate	4.05 – 4.45%
Dividends	0%

Between February 2024 and January 2025, we entered into Subscription Agreements with certain accredited investors (each, a “Subscriber” and collectively, the “Subscribers”), pursuant to which the Company offered and sold to the Subscribers in a private placement offering (the “Offering”), Units for a purchase price of $12,000 per Unit, for gross proceeds of $2,084,040. Each Unit consists of one (1) share of the Company’s Series A Preferred Stock, and (ii) 3,125 Warrants. Each share of Series A Preferred Stock converts into 2,500 shares of the Company’s common stock. The Warrant entitles the holders to shares of common stock for three (3) years, at an exercise price of $4.80 per share.

Between August 6, 2025, and October 16, 2025, all shareholders of Series A Preferred Stock converted their collective 196.67 shares into 491,667 shares of Common Stock.

As of January 31, 2026, and 2025, the Company had 0 and 196.67 shares of Series A Preferred Stock issued and outstanding, respectively.

Common Stock

The Company has authorized share capital consisting of 500,000,000 shares of common stock with par value of $0.001.

As described in Note 3, the Company issued certain shares of its common stock for the conversion of convertible notes payable during the period ended January 31, 2025.

As described in Note 5, the Company issued certain shares of its common stock to related parties during the period ended April 30, 2025.

During April 2024, the Company issued 52,083 shares of common stock to an officer as a result of the cashless exercise of their warrants.

On May 1, 2024, Rudofsky, Brodkey, and Scannell each elected to convert accrued compensation of $31,250, $17,500, and $62,500, respectively, into 9,766, 5,469, and 19,531 shares of common stock, respectively.

On August 2, 2024, Brodkey, Rudofsky, and Scannell each elected to convert accrued compensation of $42,500, $31,250, and $87,500, respectively, into 8,500, 6,250, and 17,500 shares of common stock, respectively. Other employees and non-employees converted compensation of $574,750 into 21,950 shares of common stock.

On September 25, 2024, the Company issued stock incentives to Brodkey (128,500 shares valued at $565,400), Scannell (125,000 shares valued at $550,000), and Rudofsky (6,250 shares valued at $27,500). The Company also issued stock incentives to employees and non-employees (18,750 shares valued at $82,500).

On November 5, 2024, Brodkey and Scannell each elected to convert accrued compensation of $42,500 and $87,500 into 9,659 and 19,886 shares of common stock, respectively. Additionally, Shaun Dykes (“Dykes”), a former officer, and a consultant, converted accrued compensation of $47,500 and $20,000 into 10,795 and 4,545 shares of common stock, respectively.

On December 18, 2024, a vendor converted a payable for $30,000 into 6,250 shares of common stock.

On January 31, 2025, Brodkey and Scannell each elected to convert accrued compensation of $42,500 and $87,500 into 5,339 and 10,992 shares of common stock, respectively. Additionally, Dykes, a former officer, and a consultant, converted $47,500 and $20,000 into 5,967 and 2,513 shares of common stock, respectively.

On January 31, 2025, Brodkey and Scannell each elected to convert accrued compensation of $55,000 and $62,500 into 6,910 and 7,852 shares of common stock, respectively. Additionally, Dykes, a former officer, converted $165,534 of accrued compensation into 20,796 shares of common stock.

For the year ended January 31, 2025, the Company issued 119,390 shares of common stock for non-officer services.

For the year ended January 31, 2025, the Company issued approximately 9,450 shares of common stock to various individuals for services.

On February 24, 2025, a warrant holder exercised a warrant for 11,250 shares of common stock for $54,000.

On March 25, 2025, a warrant holder exercised a warrant for 11,250 shares of common stock for $54,000.

On April 30, 2025, Brodkey and Scannell elected to convert accrued compensation of $42,500 and $87,500 into 7,083 and 14,583 shares of common stock, respectively. Additionally, other parties converted $147,500 of accrued compensation into 52,900 shares of common stock.

On May 16, 2025, a warrant holder exercised a warrant for 11,250 shares of common stock for $54,000. The conversion rate was $4.80 per share.

On May 30, 2025, a vendor converted a payable for $50,000 into 10,417 shares of common stock. The conversion rate was $4.80 per share.

On June 17, 2025, a vendor converted a payable for $150,000 into 31,250 shares of common stock. The conversion rate was $4.80 per share.

On July 25, 2025, a vendor was issued 41,667 shares of common stock valued at $200,000 for services. The conversion rate was $4.80 per share.

On July 31, 2025, Mr. Brodkey and Mr. Scannell elected to convert accrued compensation of $42,500 and $87,500 into 6,071 and 12,500 shares of common stock, respectively. Additionally, other parties converted $67,500 of accrued compensation into 9,643 shares of common stock. The conversion rate was $7.00 per share.

On August 18, 2025, Mr. Rudofsky exercised 8,333 warrants for 8,333 shares of common stock at an exercise price of $3.00.

On October 13, 2025, a consultant with a balance due in combined expenses and compensation of $46,048 utilized those payables for the value of the exercise price of warrants. The actual warrants (with an exercise price of $3.00) exercised was 23,812 into the same amount of shares of common stock. The value of the exercise price was $71,464. The Company incorrectly duplicated the open payable for compensation, which was converted into common stock on October 31, 2025. The duplication was $25,416 which was recorded as an other receivable at October 31, 2025, which will be offset with future compensation.

On October 31, 2025, Brodkey and Scannell elected to convert accrued compensation of $42,500 and $87,500 into 6,037 and 12,429 shares of common stock, respectively. Additionally, other parties converted $67,500 of accrued compensation into 9,588 shares of common stock. The conversion rate was $7.04 per share.

On December 15, 2025, the Company issued 29,167 shares of common stock to its legal counsel. The shares were valued at $140,000.

On December 20, 2025, 6,842 shares of common stock were issued for round up as part of the reverse split.

On December 23, 2025, Mr. Rudofsky exercised 8,333 warrants for 8,333 shares of common stock at an exercise price of $3.00.

On January 15, 2026, the Company issued a third party 6,666 shares of common stock as an incentive for financing.

On January 16, 2026, the Company issued a third party 13,333 shares of common stock as an incentive for financing.

On January 16, 2026, the Company issued a third party 3,333 shares of common stock as an incentive for financing.

On January 31, 2026, Brodkey and Scannell elected to convert accrued compensation of $42,500 and $87,500 into 5,445 and 12,284 shares of common stock, respectively. Additionally, other parties converted $51,667 of accrued compensation into 8,575 shares of common stock. The conversion rate was $7.10 per share.

As of January 31, 2026, and 2025, the Company had 13,948,917 and 13,073,161 shares issued, issuable, and outstanding, respectively.

Options

On January 23, 2023, as part of the RTO, the Company accepted the assignment of the stock options for common stock from ICUMO to the Company, as consented by the parties. The Company has 1,356,750 options issued to various officers, directors, and employees, based on milestones. As of January 31, 2026, and 2025, 1,132,300 and 60,300 options are vested. The exercise price for the options is $2.50 and they expire on December 31, 2027. The Company recognized $378,496 during the period ended January 31, 2025, in stock-based compensation expense related to the estimated vesting of these options. As of January 31, 2026, none of the remaining milestones necessary for these options to vest have been met. The remaining additional compensation to be recognized as these options vest is approximately $568,000 during fiscal 2027 based on the current estimated time to reach the milestones.

The remaining vesting milestones required to be met are (1) obtaining an updated PEA, (2) an uplist of the Company’s common stock to a national exchange and (3) the successful raising of $5 million or more in new capital. Each of these milestones vest an additional 20% of the options upon being met and were estimated to have a 50% probability of being met as of January 31, 2026. Management reviews the estimate of meeting each probability as well as the related timing at each reporting period.

On April 3, 2024, Brodkey, Scannell, Rudofsky, and Dykes executed cashless conversions of 268,000 vested options each into 184,250 shares of common stock each.

As of January 31, 2026, the Company had 1,356,750 options outstanding with an exercise price of $2.50, to Brodkey, Scannell, and a former officer, each with 402,000 options. In addition, a former director of the Company holds 134,000 options and an independent consultant holds 16,750 options.

Warrants

On March 28, 2024, the Company issued 508,344 warrants for shares of common stock as part of financing. The warrants have an exercise price of $4.80 and expire on March 28, 2027.

On April 4, 2024, Feehan and Brodkey executed cashless conversion of 133,333 and 65,333 warrants, respectively, into 83,334 and 40,833 shares of common stock, respectively.

On April 6, 2024, Dykes executed cashless conversion of 20,000 warrants into 12,563 shares of common stock.

On April 6, 2024, four warrant holders executed cashless conversion of 80,400 warrants into 50,250 shares of common stock.

On April 8, 2024, Rudofsky executed cashless conversion of 83,333 warrants into 52,083 shares of common stock.

On June 7, 2024, the Company issued 37,500 warrants for shares of common stock as part of financing. The warrants have an exercise price of $4.80 and expire on June 7, 2027.

On August 10, 2025, the Company issued to Scannell 10,000 warrants for 10,000 shares of common stock at an exercise price of $4.80. The warrants were issued as compensation.

On August 12, 2025, the Company issued to a third party 1,250 warrants for 1,250 shares of common stock at an exercise price of $4.80. The warrants were issued as compensation.

On August 12, 2025, the Company issued to a third party 1,250 warrants for 1,250 shares of common stock at an exercise price of $4.80. The warrants were issued as compensation.

On September 5, 2024, the Company issued 3,125 warrants for shares of common stock as part of financing. The warrants have an exercise price of $4.80 and expire on September 5, 2027.

On November 5, 2024, Rudofsky exercised 25,000 warrants at $3.00 for $75,000.

On December 17, 2024, 11,250 warrants were exercised at $4.80 for $54,000.

On January 17, 2025, 11,250 warrants were exercised at $4.80 for $54,000.

On January 29, 2025, 67,000 warrants were exercised at $3.00 for $201,000.

On February 24, 2025, 11,250 warrants were exercised at $4.80 for $54,000.

On March 25, 2025, 11,250 warrants were exercised at $4.80 for $54,000.

On May 16, 2025, 11,250 warrants were exercised at $4.80 for $54,000.

On August 18, 2025, 8,333 warrants were exercised at $3.00 for $25,000.

On October 13, 2025, a consultant with a balance due in combined expenses and compensation of $46,048 utilized those payables for the value of the exercise price of warrants. The actual warrants (with an exercise price of $3.00) exercised was 23,812 into the same amount of shares of common stock. The value of the exercise price was $71,464. The Company incorrectly duplicated the open payable for compensation, which was converted into common stock on October 31, 2025. The duplication was $25,416 which was recorded as an other receivable at October 31, 2025, which will be offset with future compensation.

On December 22, 2025, 6,667 warrants with an exercise price of $7.50 were issued as an incentive for financing.

On December 22, 2025, 3,333 warrants with an exercise price of $7.50 were issued as an incentive for financing.

On December 23, 2025, 8,333 warrants were exercised at $3.00 for $25,000.

On January 16, 2026, 4,000 warrants with an exercise price of $7.50 were issued as an incentive for financing.

On January 16, 2026, 4,000 warrants with an exercise price of $7.50 were issued as an incentive for financing.

As of January 31, 2026, the Company had 1,697,277 warrants outstanding with an exercise price of $3.00, which relate to the convertible notes dated January 23, 2023, 54,674 warrants outstanding with an exercise price of $4.60, 577,094 warrants outstanding with an exercise price of $4.80 (see Note 3), and 18,000 warrants outstanding with an exercise price of $7.50. The schedule of outstanding warrants as of January 31, 2026, is as follows:

Exercise	Expiration		Exercise Price
Price	Date	Quantity	$3.00	$4.60	$4.80	$7.50
$3.00	5/11/27	10,720	10,720
$3.00	11/29/27	1,535,807	1,535,807
$3.00	12/10/27	150,750	150,750
$4.60	5/8/26	54,674		54,674
$4.80	11/17/26	6,250			6,250
$4.80	12/8/26	6,250			6,250
$4.80	12/11/26	3,125			3,125
$4.80	3/28/27	508,344			508,344
$4.80	6/7/27	37,500			37,500
$4.80	9/5/27	3,125			3,125
$4.80	8/10/28	10,000			10,000
$4.80	8/12/28	2,500			2,500
$7.50	12/22/28	10,000				10,000
$7.50	1/16/29	8,000				8,000
		2,347,045	1,697,277	54,674	577,094	18,000

Stock-based Compensation Expense

The Company recognizes stock-based compensation using the straight-line method over the requisite service period or derived service period. The Company recognized stock-based compensation for the years ended January 31, 2026, and 2025 of $1,454,167 and $2,966,115, respectively.